UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
c/o 1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended July 31, 2017 is filed herewith.

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM EQUITY SECURITIES IN EMERGING MARKET COUNTRIES—96.2%
COMMON STOCKS—95.1%
BRAZIL—10.3%
198,961	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods— 1.6%	$2,360,722
293,155	Iguatemi Empresa de Shopping Centers SA	Real Estate Management & Development— 2.3%	3,450,154
112,272	Localiza Rent a Car SA	Road & Rail— 1.3%	1,868,590
481,595	Odontoprev SA	Health Care Providers & Services— 1.3%	2,009,252
193,845	TOTVS SA	Software— 1.3%	1,864,880
165,537	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	Commercial Services & Supplies— 0.6%	895,541
249,692	Wilson Sons Ltd., BDR	Transportation Infrastructure— 1.9%	2,819,329
			15,268,468
CHILE—3.2%
1,791,700	Parque Arauco SA	Real Estate Management & Development— 3.2%	4,709,834

CHINA—3.9%
1,085,092	Shenzhen Airport Co. Ltd., A Shares (Stock Connect) (a)	Transportation Infrastructure— 1.0%	1,446,488
1,172,000	Tong Ren Tang Technologies Co. Ltd., H Shares (b)	Pharmaceuticals— 1.1%	1,698,758
1,969,400	Yanlord Land Group Ltd. (b)	Real Estate Management & Development— 1.8%	2,630,005
			5,775,251
EGYPT—1.0%
133,914	Edita Food Industries SAE, GDR	Food Products— 0.5%	703,049
2,247,692	Juhayna Food Industries (c)	Food Products— 0.5%	845,629
			1,548,678
HONG KONG—2.6%
17,839,000	Pacific Basin Shipping Ltd. (b)(c)	Marine— 2.6%	3,897,817

INDIA—15.4%
235,000	Castrol (India) Ltd. (b)	Chemicals— 1.0%	1,468,166
180,000	Container Corp. of India Ltd. (b)	Road & Rail— 2.2%	3,206,765
358,744	Godrej Consumer Products Ltd. (b)	Personal Products— 3.9%	5,798,702
450,000	Kansai Nerolac Paints Ltd. (b)	Chemicals— 2.1%	3,184,142
204,185	Mphasis Ltd. (b)	Information Technology Services— 1.3%	1,916,095
82,500	Piramal Enterprises Ltd. (b)	Pharmaceuticals— 2.5%	3,798,138
341,000	Ramco Cements Ltd. (The) (b)	Construction Materials— 2.4%	3,615,645
			22,987,653
INDONESIA—9.3%
45,278,000	Ace Hardware Indonesia Tbk PT	Specialty Retail— 2.5%	3,772,034
9,086,300	AKR Corporindo Tbk PT	Trading Companies & Distributors— 3.2%	4,705,454
22,277,147	Bank Permata Tbk PT (b)(c)	Banks— 0.8%	1,178,932
2,170,000	Delfi Ltd.	Food Products— 2.1%	3,202,597
17,142,800	Holcim Indonesia Tbk PT (b)(c)	Construction Materials— 0.7%	1,004,028
			13,863,045

See Notes to Portfolio of Investments.

Aberdeen Emerging Markets Smaller Company Fund, Inc.

JORDAN—0.9%
75,317	Hikma Pharmaceuticals PLC (b)	Pharmaceuticals— 0.9%	$1,402,000

KENYA—1.2%
701,800	East African Breweries Ltd.	Beverages— 1.2%	1,788,584

MALAYSIA—5.2%
4,537,900	Aeon Co. (M) Bhd	Multiline Retail— 1.6%	2,321,149
241,500	Heineken Malaysia Bhd	Beverages— 0.7%	1,014,170
790,200	Oriental Holdings Bhd (b)	Automobiles— 0.8%	1,215,927
2,037,688	SP Setia Bhd Group	Real Estate Management & Development— 1.1%	1,575,324
240,000	United Plantations Bhd	Food Products— 1.0%	1,549,924
			7,676,494
MEXICO—3.4%
98,676	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 3.4%	4,992,019

NETHERLANDS—2.1%
52,000	ASM International NV (b)	Semiconductors & Semiconductor Equipment— 2.1%	3,129,243

NIGERIA—1.2%
1,333,263	Guaranty Trust Bank PLC	Banks— 0.1%	141,995
2,125,000	Guinness Nigeria PLC	Beverages— 0.2%	383,086
19,437,011	Zenith Bank PLC	Banks— 0.9%	1,304,601
			1,829,682
PERU—0.4%
195,354	Grana y Montero SA, ADR (c)	Construction & Engineering— 0.4%	623,179

PHILIPPINES—4.2%
915,080	Jollibee Foods Corp. (b)	Hotels, Restaurants & Leisure— 2.7%	4,077,538
1,650,000	Pilipinas Shell Petroleum Corp.	Oil, Gas & Consumable Fuels— 1.5%	2,164,685
			6,242,223
POLAND—2.0%
99,589	Dino Polska SA (b)(c)(d)	Food & Staples Retailing— 1.0%	1,475,765
144,115	Eurocash SA	Food & Staples Retailing— 1.0%	1,424,016
			2,899,781
REPUBLIC OF SOUTH KOREA—2.7%
73,171	BNK Financial Group, Inc. (b)	Banks— 0.5%	739,360
3,800	Medy-Tox, Inc. (b)	Biotechnology— 1.3%	2,006,928
6,000	Shinsegae, Inc. (b)	Multiline Retail— 0.9%	1,275,100
			4,021,388
ROMANIA—2.1%
851,000	BRD-Groupe Societe Generale SA (b)	Banks— 2.1%	3,110,234

RUSSIA—0.9%
133,150	Beluga Group PJSC (c)	Beverages— 0.9%	1,347,311

SOUTH AFRICA—6.0%
893,654	African Oxygen Ltd.	Chemicals— 0.9%	1,275,510
128,384	City Lodge Hotels Ltd.	Hotels, Restaurants & Leisure— 0.9%	1,373,586

See Notes to Portfolio of Investments.

204,900		Clicks Group Ltd. (b)	Food & Staples Retailing— 1.6%	$2,323,204
181,276		JSE Ltd.	Capital Markets— 1.2%	1,815,683
164,735		SPAR Group Ltd. (The) (b)	Food & Staples Retailing— 1.4%	2,064,802
				8,852,785
SRI LANKA—2.0%
2,689,150		John Keells Holdings PLC	Industrial Conglomerates— 2.0%	3,043,792

TAIWAN—1.8%
209,070		Poya International Co. Ltd.	Multiline Retail— 1.8%	2,665,694

THAILAND—5.6%
2,600,100		BEC World PCL, Foreign Shares (b)	Media— 1.0%	1,445,520
190,000		Bumrungrad Hospital PCL, Foreign Shares (b)	Health Care Providers & Services— 0.7%	998,903
800,000		Central Pattana PCL, Foreign Shares (b)	Real Estate Management & Development— 1.1%	1,670,981
1,679,000		Hana Microelectronics PCL, Foreign Shares (b)	Electronic Equipment Instruments & Components— 1.3%	2,027,172
238,399		Siam City Cement PCL, Foreign Shares (b)	Construction Materials— 1.5%	2,228,116
				8,370,692
TURKEY—7.7%
1,723,011		Aksigorta AS (b)(c)	Insurance— 1.1%	1,557,765
240,745		AvivaSA Emeklilik ve Hayat AS	Insurance— 0.9%	1,364,702
703,784		Cimsa Cimento Sanayi VE Ticaret AS (b)	Construction Materials— 2.0%	3,012,044
319,391		Coca-Cola Icecek AS (b)	Beverages— 2.6%	3,859,657
106,978		Logo Yazilim Sanayi Ve Ticaret AS (c)	Software— 1.1%	1,670,320
				11,464,488
				141,510,335
PRIVATE EQUITY —1.0%
GLOBAL—0.7%*
7,248,829	(e)	Emerging Markets Ventures I, L.P. (b)(c)(f)(g)(h)(i)	Private Equity— 0.1%	123,520
2,400,000	(e)	Telesoft Partners II QP, L.P. (b)(c)(f)(g)(j)	Private Equity— 0.6%	922,272
				1,045,792
ISRAEL—0.3%
1,674,587	(e)	BPA Israel Ventures, LLC (b)(c)(f)(g)(h)(i)	Private Equity— 0.1%	158,500
72,640		Exent Technologies Ltd. Preferred A1 Shares (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
62,304		Exent Technologies Ltd. Preferred C Shares (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
15,716		Exent Technologies Ltd. Warrants A1 (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
46,856		Flash Networks Ltd. Ordinary Shares (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
12		Flash Networks Ltd. Series C Preferred (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
23,264		Flash Networks Ltd. Series C-1 Preferred (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
13,526		Flash Networks Ltd. Series D Preferred (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
9,952		Flash Networks Ltd. Series E Preferred (b)(c)(f)(g)(j)(k)	Private Equity— —%	—
22		Flash Networks Ltd. Warrants C (b)(c)(f)(g)(j)(k)	Private Equity— —%	—

See Notes to Portfolio of Investments.

52		Flash Networks Ltd. Warrants Ordinary (b)(c)(f)(g)(j)(k)	Private Equity— —%	$—
2,750,000	(e)	Giza GE Venture Fund III, L.P. (b)(c)(f)(g)(i)	Private Equity— —%	55,220
761,184	(e)	Neurone Ventures II, L.P. (b)(c)(f)(g)(j)	Private Equity— 0.2%	243,221
32,574		Vidyo, Inc. Trust A (Preferred) (b)(c)(f)(g)(j)(l)	Private Equity— —%	—
15,531		Vidyo, Inc. Trust B (Preferred) (b)(c)(f)(g)(j)(l)	Private Equity— —%	—
13,219		Vidyo, Inc. Trust B1 (Preferred) (b)(c)(f)(g)(j)(l)	Private Equity— —%	—
6,864		Vidyo, Inc. Trust C (Preferred) (b)(c)(f)(g)(j)(l)	Private Equity— —%	—
4,150		Vidyo, Inc. Trust C1 (Preferred) (b)(c)(f)(g)(j)(l)	Private Equity— —%	—
1,802		Vidyo, Inc. Trust Common (b)(c)(f)(g)(j)(l)	Private Equity— —%	—
2,713		Vidyo, Inc. Trust D (Preferred) (b)(c)(f)(g)(j)(l)	Private Equity— —%	—
				456,941
				1,502,733
PREFERRED STOCK—0.1%
MALAYSIA—0.1%
767,512		SP Setia Bhd Group, Preferred Shares (c)(m)	Real Estate Management & Development— 0.1%	206,152
				206,152
RIGHT—0.0%
NIGERIA—0.0%
965,909		Guinness Nigeria PLC (c)	Beverages— —%	21,338
				21,338
	Total Long-Term Equity Securities in Emerging Market Countries—96.2% (cost $145,858,627)			143,240,558

LONG-TERM EQUITY SECURITIES IN DEVELOPED MARKET COUNTRIES—2.0%
COMMON STOCK—2.0%
UNITED STATES—2.0%
35,162		EPAM Systems, Inc. (c)	Information Technology Services— 2.0%	3,021,471
				3,021,471
PRIVATE EQUITY —0.0%
UNITED STATES—0.0%
1,952,000	(e)	Technology Crossover Ventures IV, L.P. (b)(c)(f)(g)(h)(i)	Private Equity— —%	2,264
				2,264
		Total Long-Term Equity Securities in Developed Market Countries—2.0% (cost $1,710,877)		3,023,735
SHORT-TERM INVESTMENT—2.0%
UNITED STATES—2.0%
2,960,178		State Street Institutional U.S. Government Money Market Fund(n)		2,960,178
		Total Short-Term Investment—2.0% (cost $2,960,178)		2,960,178
		Total Investments—100.2% (cost $150,529,682) (o)		149,224,471
		Liabilities in Excess of Other Assets—(0.2)%		(365,472)
		Net Assets—100.0%		$148,858,999

(a)

China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

See Notes to Portfolio of Investments.

(b)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(c)	Non-income producing security.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Represents contributed capital.
(f)	Restricted security, not readily marketable. See Note (b) of the accompanying Notes to Portfolio of Investments.
(g)	Illiquid security.
(h)	As of July 31, 2017, the aggregate amount of open commitments for the Fund is $1,524,584.
(i)	In liquidation.
(j)	Active investments.
(k)

Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust. See Note (b) of the accompanying Notes to Portfolio of Investments.

(l)	Vidyo, Inc. Trust was a spinoff from SVE Star Ventures IX. See Note (b) of the accompanying Notes to Portfolio of Investments.
(m)	Redeemable Convertible Preferred security.
(n)	Registered investment company advised by State Street Global Advisors.
(o)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/(depreciation) of securities.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2017

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 1.0% of the net assets of the Fund as of July 31, 2017. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2017

limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Long-Term Investments
Banks	$1,446,596	$5,028,526	$—	$6,475,122
Beverages	4,533,151	3,859,657	—	8,392,808
Capital Markets	1,815,683	—	—	1,815,683
Chemicals	1,275,510	4,652,308	—	5,927,818
Commercial Services & Supplies	895,541	—	—	895,541
Construction & Engineering	623,179	—	—	623,179
Food & Staples Retailing	1,424,016	5,863,771	—	7,287,787
Food Products	6,301,199	—	—	6,301,199
Health Care Providers & Services	2,009,252	998,903	—	3,008,155
Hotels, Restaurants & Leisure	1,373,586	4,077,538	—	5,451,124
Industrial Conglomerates	3,043,792	—	—	3,043,792
Information Technology Services	3,021,471	1,916,095	—	4,937,566
Insurance	1,364,702	1,557,765	—	2,922,467
Multiline Retail	4,986,843	1,275,100	—	6,261,943
Oil, Gas & Consumable Fuels	2,164,685	—	—	2,164,685
Real Estate Management & Development	9,941,464	4,300,986	—	14,242,450
Road & Rail	1,868,590	3,206,765	—	5,075,355
Software	3,535,200	—	—	3,535,200
Specialty Retail	3,772,034	—	—	3,772,034
Textiles, Apparel & Luxury Goods	2,360,722	—	—	2,360,722
Trading Companies & Distributors	4,705,454	—	—	4,705,454
Transportation Infrastructure	9,257,836	—	—	9,257,836
Other	—	36,280,038	—	36,280,038
Rights	21,338	—	—	21,338
Short-Term Investment	2,960,178	—	—	2,960,178
Total	$74,702,022	$73,017,452	$—	$147,719,474
Private Equity (a)				1,504,997
Total Investments				$149,224,471

Amounts listed as “-” are $0 or round to $0.

(a)    Private Equity investments are measured at the net asset valuations, as a practical expedient for fair value, and are not required to be classified in the fair value hierarchy as per Accounting Standards Update 2015-07. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2017

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended July 31, 2017, securities issued by Clicks Group Ltd., Oriental Holdings Bhd, Piramal Enterprises Ltd. and SPAR Group Ltd. (The) transferred from Level 1 to Level 2 at the values of $2,323,204, $1,215,927, $3,798,138 and $2,064,802, respectively, because there was a valuation factor applied at July 31, 2017. Securities issued by Ace Hardware Indonesia Tbk PT, Aeon Co. (M) Bhd, African Oxygen Ltd., AKR Corporindo Tbk PT, Eurocash SA, Heineken Malaysia Bhd, JSE Ltd. and Poya International Co. Ltd. transferred from Level 2 to Level 1 at the values of $3,772,034, $2,321,149, $1,275,510, $4,705,454, $1,424,016, $1,014,170, $1,815,683 and $2,665,694, respectively, because there was not a valuation factor applied at July 31, 2017.

For the period ended July 31, 2017, there were no significant changes to the fair valuation methodologies.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 7/31/17	Percent of Net Assets	Cumulative Distributions Received (2)
BPA Israel Ventures, LLC (3)	10/05/00 – 12/09/05	$2,300,000	$904,952	$158,500	0.11	$352,823
Emerging Markets Ventures I, L.P. (3)	01/22/98 – 01/10/06	8,100,000	2,474,673	123,520	0.08	7,567,734
Exent Technologies Ltd. Preferred A1 Shares (4)	11/29/15	—	118,799	—	—	—
Exent Technologies Ltd. Preferred C Shares (4)	11/29/15	—	—	—	—	—
Exent Technologies Ltd. Warrants A1 (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Ordinary Shares (4)	11/29/15	—	109,226	—	—	—
Flash Networks Ltd. Series C Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series C-1 Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series D Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Series E Preferred (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants C (4)	11/29/15	—	—	—	—	—
Flash Networks Ltd. Warrants Ordinary (4)	11/29/15	—	—	—	—	—
Giza GE Venture Fund III, L.P.	01/31/00 – 11/23/06	2,750,000	1,674,005	55,220	0.04	928,289
Neurone Ventures II, L.P.	11/24/00 – 12/21/10	750,000	121,786	243,221	0.16	533,564
Technology Crossover Ventures IV, L.P. (3)	03/08/00 - 09/27/10	2,000,000	359,691	2,264	—	3,045,426
Telesoft Partners II QP, L.P.	07/14/00 - 03/01/10	2,400,000	1,112,731	922,272	0.62	1,282,411
Vidyo, Inc. Trust A (Preferred) (5)	10/24/12	—	29,796	—	—	—
Vidyo, Inc. Trust B (Preferred) (5)	10/24/12	—	14,207	—	—	—
Vidyo, Inc. Trust B1 (Preferred) (5)	10/24/12	—	12,092	—	—	—
Vidyo, Inc. Trust C (Preferred) (5)	10/24/12	—	6,279	—	—	—
Vidyo, Inc. Trust C1 (Preferred) (5)	10/24/12	—	3,796	—	—	—
Vidyo, Inc. Trust Common (5)	10/24/12	—	1,648	—	—	—
Vidyo, Inc. Trust D (Preferred) (5)	10/24/12	—	2,482	—	—	—
Total		$18,300,000	$6,946,163	$1,504,997	1.01	$13,710,247

Amounts listed as “—” are $0 or round to $0.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2017

(1) Exent Technologies Ltd., Flash Networks Ltd., Neurone Ventures II, L.P., Telesoft Partners II QP, L.P. and Vidyo, Inc. Trust are still considered active investments by the Fund’s Adviser. BPA Israel Ventures, LLC, Giza GE Venture Fund III, L.P., Emerging Markets Ventures I, L.P. and Technology Crossover Ventures IV, L.P. are in liquidation.

(2) Cumulative Distributions include distributions received from income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(3) BPA Israel Ventures LLC has open commitments of $625,413. Emerging Markets Ventures I, L.P. has open commitments of $851,171. Technology Crossover Ventures IV, LP has open commitments of $48,000.

(4) Exent Technologies Ltd. and Flash Networks Ltd. were securities received from the dissolution of Concord Fund I Liquidating Main Trust.

(5) Vidyo Inc., Trust was a spinoff from SVE Star Ventures IX. SVE Star Ventures IX reached the end of its term in 2012 and, accordingly, its entire portfolio was sold in a secondary transaction which closed on December 24, 2012. During the secondary transaction, the Fund’s pro rata holdings in Vidyo (and its affiliate Delta Vidyo) were excluded from the transaction, placed in trust and considered as a distribution-in-kind.

The Fund may incur certain costs in connection with the disposition of the above securities.

c. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

d. Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2017 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$150,529,682	$32,812,345	$(34,117,556)	$(1,305,211)

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 28, 2017

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.

Date: September 28, 2017